PROPERTY, PLANT AND EQUIPMENT, NET - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT, NET.
Depreciation expense	¥ 36,791	¥ 41,406	¥ 35,109
Impairment charges	¥ 0	¥ 0	¥ 0